EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 18,430	€ 19,930
Recognized in the consolidated income statement	22	6
Recognized in other comprehensive loss/ (income)	(1,605)	463
Other	(1,705)	(1,969)
Benefits paid	(1,731)	(2,232)
Other changes	26	263
Net defined benefit obligation	15,142	18,430
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	18,430	19,825
Recognized in the consolidated income statement	22	6
Recognized in other comprehensive loss/ (income)	(1,605)	463
Other	(1,705)	(1,864)
Benefits paid	(1,731)	(2,127)
Other changes	26	263
Net defined benefit obligation	15,142	18,430
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	0	105
Recognized in the consolidated income statement	0	0
Recognized in other comprehensive loss/ (income)	0	0
Other	0	(105)
Benefits paid	0	(105)
Other changes	0	0
Net defined benefit obligation	€ 0	€ 0